Vanguard Government Securities Active ETF

Supplement Dated August 14, 2026, to the Prospectus and Summary Prospectus Dated January 28, 2026

Important Changes to Vanguard Government Securities Active ETF (the “Fund”)

Effective May 11, 2026, John Madziyire transitioned to Vanguard’s Global Bond Index team and no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Madziyire are removed from the Fund’s Prospectus and Summary Prospectus. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS V050B 082026
Vanguard Marketing Corporation, Distributor.

Vanguard Malvern Funds

Supplement Dated August 14, 2026, to the Statement of Additional Information Dated January 28, 2026 (as restated on March 25, 2026)

Important Changes to Vanguard Government Securities Active ETF (the “Fund”)

Effective May 11, 2026, John Madziyire transitioned to Vanguard’s Global Bond Index team and no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Madziyire are removed from this Statement of Additional Information. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 078C 082026
Vanguard Marketing Corporation, Distributor.